Investment Strategy	Nov. 30, 2025
Smead International Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	To achieve its investment objective, under normal market circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the stock of non-U.S. companies. For this purpose, a “non-U.S.” company means (i) a company whose primary listing is on a non-U.S. exchange or (ii) a company whose stock is U.S.-listed but that derives a majority of its revenue from products, investments or services outside the U.S.
The Fund intends to maintain approximately 25-30 companies in its portfolio and will invest primarily in the common stocks of large capitalization (“large-cap”) non-U.S. companies in developed countries. The Fund considers large-cap companies to be those publicly traded companies with market capitalizations exceeding $5 billion at the time of purchase. The Fund may also invest in mid-cap and small-cap companies. The Fund considers mid-cap companies to be those publicly traded companies with market capitalizations between $3 billion and $5 billion at the time of purchase, and small-cap companies to be those publicly traded companies with market capitalizations between $1 billion and $3 billion at the time of purchase. In addition to common stocks, the Fund may also invest in convertible securities, consisting primarily of warrants that are convertible into or exchangeable for equity securities. A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.
The Fund intends to invest in multiple countries outside the United States. The Fund may invest significantly (more than 10% of its net asset value) in Canada, Germany, Italy and the United Kingdom.
The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary (goods and services considered non-essential by consumers), financials (financial services provided to retail and commercial customers), media (music production and telecom services), materials (mining and metals, chemicals and forest products), energy (services related to the production and supply of energy) and real estate (services related to real estate development and leasing).
The Adviser selects the Fund’s investments by screening non-U.S. companies, regardless of capitalization, using the following eight criteria:
Required over entire holding period:
•	products or services that meet a clear economic need;
•	strong competitive advantage (barriers to entry);
•	long history of profitability and strong metrics;
•	generates high levels of cash flow;
•	available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);
Favored, but not required:
•	management’s history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);
•	strong balance sheet; and
•	strong management (directors and officers) ownership (preferably with recent purchases).
The Fund’s portfolio is built around high-quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. When a security is purchased, the Adviser frequently monitors the security for large price declines in an effort to protect from single stock risk on new investments. The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years.
The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.

Smead Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	To achieve its investment objective, the Fund intends to maintain approximately 25-30 companies in its portfolio and will invest primarily in the common stocks of large capitalization (“large-cap”) U.S. companies. The Fund considers large-cap companies to be those publicly traded companies with market capitalizations exceeding $5 billion at the time of purchase. The Fund may also invest in mid-cap and small-cap companies. The Fund considers mid-cap companies to be those publicly traded companies with market capitalizations between $3 billion and $5 billion at the time of purchase, and small-cap companies to be those publicly traded companies with market capitalizations between $1 billion and $3 billion at the time of purchase. In addition to common stocks, the Fund may also invest in convertible securities, consisting primarily of warrants that are convertible into or exchangeable for equity securities. A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.
The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary (goods and services considered non-essential by consumers), energy (services related to the production and supply of energy), financials (financial services provided to retail and commercial customers), health care (medical services, goods and equipment), real estate (services related to real estate development and operation) and telecommunication services (telecom services, goods and equipment).
The Adviser selects the Fund’s investments by screening U.S. companies, regardless of capitalization, using the following eight criteria:
Required over entire holding period:
•	products or services that meet a clear economic need;
•	strong competitive advantage (barriers to entry);
•	long history of profitability and strong metrics;
•	generates high levels of cash flow;
•	available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);
Favored, but not required:
•	management’s history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);
•	strong balance sheet; and
•	strong management (directors and officers) ownership (preferably with recent purchases).
The Fund’s portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. When a security is purchased, the Adviser frequently monitors the security for large price declines in an effort to protect from single stock risk on new investments. The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years.
The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.